FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Deferred day-1 profit or loss reserves	$ 405	$ 387	$ 269	$ 243	$ 194	$ 146
Own credit adjustments on financial liabilities designated at fair value	(278)	(400)	(381)
CVAs, FVAs, DVAs and other valuation adjustments	$ (956)	$ (977)	$ (959)